UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23323

Procure ETF Trust II
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056

(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056

(Name and address of agent for service)

1-866-690-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Procure Space ETF

April 30, 2022 (Unaudited)

2

Procure Space ETF

Dear Procure Space ETF Shareholders,

We are pleased to present the annual report for the Procure Space ETF (Nasdaq: UFO).

UFO offers exposure to equity securities of companies focusing on the global space economy, including space exploration, travel, research, and communications. The fund seeks to provide results that, before fees and expenses, correspond in general to the S-Network SPACE Index, licensed from S-Network Global Indexes.

While equity markets remain turbulent, advancements have continued to progress in the space marketplace. Many planned projects went forward including many satellites communication projects. Satellites networks are proving very important in the Ukraine conflict. The vast amount of satellites in space is creating new market opportunities involving the removal of space debris and satellite traffic management.

Below is the performance of UFO until the end of May 2022.

	1 MONTH	3 MONTHS	6 MONTHS	1 YEAR	YTD	SINCE INCEPTION
MONTH END AS OF 02/28/2022
NAV %	0.21%	-8.02%	-14.77%	-22.86%	-15.00%	-5.43%
Market Value	0.57%	-7.82%	-14.94%	-23.04%	-15.06%	-5.51%

This report provides financial statements and portfolio information for UFO reflecting its semi-annual report . We are happy to report that the fund has been able to pay a dividend to its shareholders for the quarter-ending February 28, 2022.

Please visit the Fund’s website www.ProcureETFs.com for more information. If you have any questions, please contact your financial advisor, or contact us at 1-866-690-3837. Alternatively, shareholders and investors can send their enquiries to: info@procureetfs.com

We sincerely thank you for investing in UFO, the Procure Space ETF.

Sincerely,

Robert Tull

President

ProcureAM, LLC

Andrew Chanin

Chief Executive Officer

ProcureAM, LLC

Must be preceded or accompanied by a prospectus.

Investments involve risk.  Principal loss is possible.

Distributed by Quasar Distributors LLC.

3

Average Annualized Returns	1 Year	3 Year	Since Inception	Value of $10,000
Period Ended April 30, 2022	Return	Return	(4/10/19)	(4/30/2022)
Procure Space ETF (NAV)	-22.18%	-3.12%	-1.88%	$9,437
Procure Space ETF (Market)	-22.24%	-3.45%	-2.02%	$9,395
S-Network Space Index	-22.49%	-2.62%	-1.36%	$9,591
S&P 500 Index	0.21%	13.85%	14.34%	$15,057

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The index returns do not reflect fees or expenses and are not available for direct investment.

4

Procure Space ETF

Top Ten Holdings

as of April 30, 2022* (Unaudited

	Security	% of Total Investments
1	SES SA	4.59%
2	Eutelsat Communications SA	4.52%
3	Trimble, Inc.	4.10%
4	Virgin Galactic Holdings, Inc.	4.05%
5	Garmin	4.04%
6	Sirius XM Holdings, Inc.	3.95%
7	Dish Network Corp. - Class A	3.82%
8	Maxar Technologies, Inc.	3.82%
9	Iridium Communications, Inc.	3.65%
10	Rocket Lab USA, Inc.	3.46%

	Top Ten Holdings = 40.00% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

5

Procure Space ETF

Important Disclosures and Key Risk Factors

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Fund is distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

6

Procure Space ETF

Portfolio Composition as of April 30, 2022 (Unaudited)

7

Procure Space ETF

Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Australia - 0.0%
Diversified Telecommunication Services - 0.0%
SpeedCast International, Ltd. (a)(e)(f)	1,039,473	$0

Canada - 1.1%
Diversified Telecommunication Services - 1.1%
Telesat Corp. (a)(b)	81,312	913,947

Cayman Islands - 0.9%
Software - 0.9%
Arqit Quantum, Inc. (a)(b)	87,449	706,588

France - 5.9%
Aerospace & Defense - 0.2% (d)
Thales SA - ADR	1,434	184,562
Media - 5.7% (d)
Eutelsat Communications SA - ADR	417,613	4,674,361
Total France		4,858,923

Germany - 0.7%
Aerospace & Defense - 0.7% (d)
Mynaric AG - ADR (a)	13,806	567,294

Israel - 1.6%
Communications Equipment - 1.6%
Gilat Satellite Networks, Ltd. (a)	177,626	1,305,551

Italy - 0.8%
Aerospace & Defense - 0.8% (d)
Avio SpA	52,581	626,816
Leonardo SpA - ADR	5,758	59,675
Total Aerospace & Defense		686,491

Japan - 3.9%
Machinery - 0.0%
IHI Corp. - ADR	700	16,014
Media - 2.2% (d)
Sky Perfect JSAT Holdings, Inc. - ADR	558,200	1,809,540
Professional Services - 1.7%
Weathernews, Inc.	26,100	1,377,926
Total Japan		3,203,480

Luxembourg - 5.7%
Media - 5.7% (d)
SES SA	527,174	4,747,241

The accompanying notes are an integral part of these financial statements.

8

Procure Space ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Netherlands - 3.3%
Aerospace & Defense - 0.8%
Airbus SE - ADR	6,467	$720,034
Software - 2.5%
TomTom NV - ADR (a)	233,578	2,045,234
Total Netherlands		2,765,268

Switzerland - 5.1%
Household Durables - 5.1%
Garmin, Ltd.	38,095	4,180,545

United States - 70.1%
Aerospace & Defense - 29.8% (d)
Aerojet Rocketdyne Holdings, Inc. (a)	4,049	161,879
Astra Space, Inc. (a)(b)	627,422	2,007,750
Boeing Co. (a)	11,865	1,765,987
L3Harris Technologies, Inc.	7,921	1,839,731
Lockheed Martin Corp.	4,763	2,058,188
Maxar Technologies, Inc.	122,818	3,955,968
Momentus, Inc. (a)	189,893	531,700
Northrop Grumman Corp.	4,760	2,091,544
Raytheon Technologies Corp.	21,487	2,039,331
Redwire Corp. (a)(b)	61,746	371,711
Rocket Lab USA, Inc. (a)(b)	484,387	3,574,776
Virgin Galactic Holdings, Inc. (a)(b)	559,253	4,188,805
Total Aerospace & Defense		24,587,370
Communications Equipment - 3.7%
ViaSat, Inc. (a)(b)	82,605	3,040,690
Containers & Packaging - 0.7%
Ball Corp.	7,066	573,476
Diversified Telecommunication Services - 15.9%
AST SpaceMobile, Inc. (a)(b)	148,718	1,119,846
AT&T, Inc.	91,279	1,721,522
EchoStar Corp. - Class A (a)	137,534	3,211,419
Globalstar, Inc. (a)(b)	2,823,437	3,275,187
Iridium Communications, Inc. (a)	105,680	3,773,833
Total Diversified Telecommunication Services		13,101,807
Electronic Equipment, Instruments & Components - 5.1%
Trimble, Inc. (a)	63,557	4,239,252
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	6,529	1,263,427
Media - 12.0% (d)
Comcast Corp. - Class A	46,635	1,854,208
DISH Network Corp. - Class A (a)	138,759	3,956,019
Sirius XM Holdings, Inc. (b)	680,634	4,083,804
Total Media		9,894,031

The accompanying notes are an integral part of these financial statements.

9

Procure Space ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Professional Services - 1.4%
BlackSky Technology, Inc. (a)	311,568	$489,162
Spire Global, Inc. (a)(b)	431,768	716,735
Total Professional Services		1,205,897
Total United States		57,905,950
TOTAL COMMON STOCKS (Cost $102,377,497)		81,841,278

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 25.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	21,020,816	21,020,816
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,020,816)		21,020,816

SHORT-TERM INVESTMENT - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 0.22% (c)	570,417	570,417
TOTAL SHORT-TERM INVESTMENT (Cost $570,417)		570,417

Total Investments (Cost $123,968,730) - 125.2%		103,432,511
Liabilities in Excess of Other Assets - (25.2)%		(20,828,751)
TOTAL NET ASSETS - 100.0%		$82,603,760

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of April 30, 2022.
(c)	Rate reflects annualized seven-day yield on April 30, 2022.
(d)	As of April 30, 2022, the Fund had a significant portion of its assets invested in the Media and Aerospace & Defense industry.
(e)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $0, which represents 0.0% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these financial statements.

10

Procure Space ETF

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2022 (Unaudited)

Procure Space ETF
ASSETS
Investments in securities, at value*(1)	$292,532,539
Foreign currency	(945)
Receivables:
Dividends, reclaims and interest receivable	143,894
Expense reimbursement by the Adviser	5,987
Securities Lending Receivable	103,621
Total Assets	292,785,096

LIABILITIES
Collateral received for securities loaned (Note 7)	210,120,816
Payables:
Payable for Trustee Fees	4,862
Payable for Chief Compliance Officer fees	1,125
Management fees payable	54,533
Total Liabilities	210,181,336
Net Assets	$82,603,760

NET ASSETS CONSIST OF:
Paid-in Capital	$115,304,856
Total Distributable Earnings/(Accumulated Deficit)	(32,701,096)
Net Assets	$82,603,760

*Identified Cost:
Investments in securities	$313,068,730
Foreign currency	(945)

Shares Outstanding^	3,625,000
Net Asset Value, Offering and Redemption Price per Share	$22.79

^ No par value, unlimited number of shares authorized

(1) Including securities on loan at a value of $21,020,816.

The accompanying notes are an integral part of these financial statements.

11

Procure Space ETF

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

Procure Space ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholdings tax of $126,040)	$1,318,160
Interest	148
Securities Lending Income	854,554
Total Investment Income	2,172,862
Expenses:
Management fees	369,359
Trustee Fees	39,000
Chief Compliance Officer fees	27,000
Total expenses before reimbursement	435,359
Expense reimbursement by Adviser	(66,000)
Net Expenses	369,359
Net Investment Income	1,803,503

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(5,130,396)
In-Kind redemptions	484,528
Foreign currency translation	(44,997)
Net Realized Gain (Loss) on Investments and Foreign Currency	(4,690,865)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(23,959,879)
Foreign currency translation	(8,941)
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(23,968,820)
Net Realized and Unrealized Gain (Loss) on Investments	(28,659,685)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,856,182)

The accompanying notes are an integral part of these financial statements.

12

Procure Space ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net investment income	$1,803,503	$900,961
Net realized gain (loss) on investments and foreign currency	(4,690,865)	9,946,050
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(23,968,820)	6,197,068
Net increase (decrease) in net assets resulting from operations	(26,856,182)	17,044,079
DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to shareholders	(1,387,700)	(816,387)
Return of capital	—	(70,365)
Total distributions from distributable earnings	(1,387,700)	(886,752)

CAPITAL SHARE TRANSACTIONS
Shares Sold	6,147,960	117,377,460
Shares Redeemed	(11,010,172)	(46,499,595)
Total capital share transactions	(4,862,212)	70,877,865
Net increase (decrease) in net assets	(33,106,094)	87,035,192
NET ASSETS
Beginning of Year	115,709,854	28,674,662
End of Year	$82,603,760	$115,709,854

Summary of share transactions is as follows:

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Shares Sold	200,000	4,025,000
Shares Redeemed	(425,000)	(1,550,000)
	(225,000)	2,475,000
Beginning Shares	3,850,000	1,375,000
Ending Shares	3,625,000	3,850,000

The accompanying notes are an integral part of these financial statements.

13

Procure Space ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019

Net Asset Value, Beginning of Year/Period	$30.05		$20.85	$25.93	$25.00
Income from Investment Operations:
Net investment income [2]	0.48		0.25	0.16	0.04
Net realized and unrealized gain (loss) on investments	(7.37)		9.25	(5.06)	0.94 [6]
Total from investment operations	(6.89)		9.50	(4.90)	0.98
Less Distributions:
Distributions from net investment income	(0.37)		(0.28)	(0.15)	(0.03)
Distributions from return of capital	—		(0.02)	(0.03)	(0.02)
Total distributions	(0.37)		(0.30)	(0.18)	(0.05)
Capital Share Transactions:
Net asset value, end of year/period	22.79		30.05	20.85	25.93
Total Return	-23.11%	[3]	45.69%	-18.93%	3.91%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$82,604		$115,710	$28,675	$12,315

Ratio of expenses to Average Net Assets:
Before waivers and reimbursements of expenses	0.88%	[4]	0.81%	1.12%	1.71%[4]
After waivers and reimbursements of expenses	0.75%	[4]	0.75%	0.75%	0.75%[4]

Net Investment Income to Average Net Assets	3.66%	[4]	0.85%	0.72%	0.28%[4]
Portfolio Turnover Rate[5]	33%	[3]	52%	44%	17%[3]

[1]	Commencement of operations on April 10, 2019.
[2]	Calculated based on average shares outstanding during the year/period.3 Not annualized.
[4]	Annualized.
[5]	Excludes the impact of in-kind transactions.
[6]

Net realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in nest asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions the period.

The accompanying notes are an integral part of these financial statements.

14

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Procure Space ETF (the “Fund”) is a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of one investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). The Fund commenced operations on April 10, 2019.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Fund. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Fund Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Fund's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Fund Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund Securities to the account of the Fund or on their order. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying notes are an integral part of these financial statements.

15

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2022, the Fund held one Level 3 security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The accompanying notes are an integral part of these financial statements.

16

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of April 30, 2022:

Procure Space ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$81,841,278	$—	$—	**	$81,841,278
Short Term Investments	570,417	—	—		570,417
Investments Purchased with Proceeds From Securities Lending Collateral*	21,020,816	—	—		21,020,816
Total Investments in Securities	$103,432,511	$—	$—		$103,432,511

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Amount is less than $0.05.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of November 1, 2021	$78
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(78)
Transfers into/(out of) Level 3	—
Balance as of April 30, 2022	$—

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Pennsylvania, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The accompanying notes are an integral part of these financial statements.

17

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

As of October 31, 2021, management has reviewed the tax positions for open years (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to withholding or other taxes imposed by foreign countries.

D.

Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income are typically declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

G.

Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The Fund’s Shares will not be priced on the days on which the NYSE is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The accompanying notes are an integral part of these financial statements.

18

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 3 – PRINCIPAL RISKS

Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Equity Securities Risk - The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk - The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk - A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk - The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended years of economic expansion.

Liquidity Risk - The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

The accompanying notes are an integral part of these financial statements.

19

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Market Price Risk - Shares are listed for trading on Nasdaq, Inc. and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain years, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Non-Correlation Risk - The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk - Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Satellite Companies Concentration Risk - The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Small and Mid-Capitalization Securities Risk - The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small-and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

The accompanying notes are an integral part of these financial statements.

20

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Space Industry Risk - The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Natural Disaster/Epidemic Risk - Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. Certain officers and an Interested Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.

Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor compensates the Sub-Advisor for these services under a sub-advisory agreement between the two entities. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.  U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC, serves as the Fund’s distributor pursuant to a distribution agreement.

The accompanying notes are an integral part of these financial statements.

21

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The Fund pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. The Fund pays Cipperman Compliance, LLC $13,500 over the period October 31, 2021 to April 30, 2022 less a 10% discount for the initial two years for CCO fees effective February 1, 2020. During the period ended April 30, 2022, the Advisor paid $33,000, in the aggregate, for Trustee, and CCO fees on the Fund's behalf, as a contractual waiver of its management fee. Such contractual waivers are not subject to recoupment by the Advisor. This Agreement with respect to the Fund shall continue in effect until October 31, 2023, and from year to year thereafter provided each such continuance is specifically approved by a majority of the Trustees of the Trust.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended April 30, 2022 the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended April 30, 2022:

Purchases	Sales
$32,209,702	$32,522,083

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2022:

Purchases	Sales In-
In-Kind	Kind
$6,135,880	$10,894,118

There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2022.

During the period ended April 30, 2022, the Fund paid $0 brokerage commissions on trades of securities to Penserra Securities, LLC, an affiliate of the Sub-Adviser.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities or 105% of the value of any foreign securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

The accompanying notes are an integral part of these financial statements.

22

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

As of April 30, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
UFO	$19,459,132	$21,020,816

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2021 were as follows:

Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$141,090,181	$11,548,894	$(10,660,595)	$888,299

Undistributed Ordinary Income	Undistributed Long-term Gain	Other Accumulated (Loss)	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$—	$—	$(5,345,513)	$888,299	$(4,457,214)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

The accompanying notes are an integral part of these financial statements.

23

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

As of October 31, 2021, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
$4,482,131	$863,382	Indefinite

Under current tax law, late-year ordinary losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred $0 of late-year ordinary losses for the tax year ending October 31, 2021.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications relate to redemptions in-kind and have no effect on net assets or net asset value per share.

For the fiscal year ended October 31, 2021, the following table shows the reclassifications made:

Total Distributable Earnings (Loss)	Paid in Capital
$(13,333,290)	$13,333,290

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, and the year ended October 31, 2021 as follows:

Year Ended		Period Ended
October 31, 2021		October 31, 2020
From	From	From	From
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$816,387	$70,365	$141,601	$30,923

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current period that materially impacted the amounts or disclosures in the Fund’s financial statements through the date the financial statements were issued.

The accompanying notes are an integral part of these financial statements.

24

Procure Space ETF

EXPENSE EXAMPLE
For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of Procure Space ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Procure Space ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During the Period November 1, 2021 to April 30, 2022
Actual	$1,000.00	$768.90	$3.29	0.75%
Hypothetical (5% annual)	$1,000.00	$1021.08	$3.76	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the period from November 1, 2021 to April 30, 2022).

The accompanying notes are an integral part of these financial statements.

25

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2021 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.ProcureETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
UFO	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2021 was as follows:

Fund Name	Qualified Dividend Income
UFO	78.89%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission ("SEC") on Form N-Q or Part F of Form N-PORT. The Fund's Form N-Q or Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. The Fund's portfolio holdings are posted on its website at www.ProcureETFS.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-866-690-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ProcureETFs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-866-690-3837 or by accessing the SEC’s website at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

26

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2021 (Unaudited) (Continued)

Board of Trustees

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016)	1	Horizons Trust ETFs (Independent Trustee); AWA ETFs (Independent Trustee); Listed Funds Trust (Independent Trustee); Alerian (Chairman); tZERO Group, Inc. (Director)
Erik A. Liik (1958)	Trustee	Term: Unlimited Served as Trustee: since October 2018	ETF Development & Distribution Consultant (2012 to Present)	1	N/A
James H. Brenner (1984)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Triton Partners (Investor Relations, 2019 to Present); Patria Investments (Business Development/Investor Relations, 2016 to 2019); PineBridge Investments (Asset Manager, 2010-2016)	2	Procure ETF Trust I (Independent Trustee)

The accompanying notes are an integral part of these financial statements.

27

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2021 (Unaudited) (Continued)

Board of Trustees (Continued)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Robert Tull (4) (1952)	Chairman, Trustee and President	Term: Unlimited Served since October 2018	ProcureAM, LLC (President, 2017 to Present), Procure Holdings LLC (President, 2018 to Present); Robert Tull & Co. (President, 2005 to Present)	2	Virtus ETFs, Procure ETF Trust I (Interested Trustee)

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since February 2020	Cipperman Compliance Services, LLC (Managing Director, 2015 to Present); Boenning & Scattergood, Inc. (Chief Compliance Officer, 2007 to 2015)
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since October 2018	Procure Holdings LLC (Chief Executive Officer, 2018 to Present); ProcureAM, LLC (CEO, 2017 to Present); PureShares, LLC (CEO/COO 2011 to Present)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since October 2018	Procure Holdings, LLC (CFO, 2018 to Present), ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

(1)	The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown, Pennsylvania 19056.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Fund and the funds of Procure ETF Trust I.
(4)	Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Advisor.

28

Advisor

ProcureAM, LLC

16 Firebush Road

Levittown, PA 19056

Sub-Advisor

Penserra Capital Management, LLC

4 Orinda Way, Suite 100-A

Orinda, CA 94563

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Fund Accountant, Transfer Agent and Fund Administrator

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, NY 10020

29

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

30

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

31

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title)*	/s/ Robert Tull
Robert Tull, Principal Executive Officer/President
Date 7/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Tull
Robert Tull, Principal Executive Officer/President
Date 7/5/2022

By (Signature and Title)*	/s/Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer
Date 7/5/2022

* Print the name and title of each signing officer under his or her signature

32